Note 7. Segment Information	3 Months Ended
Mar. 31, 2016
Notes
Note 7. Segment Information

Note 7.                        Segment Information

The Company determined that it currently operates in one segment based on the financial information upon which the chief operating decision maker regularly assesses performance and allocates resources.  The chief operating decision maker is the Chief Executive Officer.